SCHEDULE OF THIRD PARTY LOANS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Loans Payable, Current		$ 690,327	$ 690,327
Wei Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans Payable, Current			440,962
Shaanxi Keyi Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans Payable, Current			73,494
Biyun Xue [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans Payable, Current			9,775
Xian Kaimei Medical Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans Payable, Current			$ 166,096